Share Compensation and Employee Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 15, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax benefit	$ 3,000,000.0	$ 1,500,000	$ 300,000
Share-based payment arrangement, amount capitalized	$ 0	$ 0
Vesting period	1 year
Expected volatility percentage	35.00%	35.90%
Risk free rate of percentage	4.20%	4.40%
Defined contribution plan, cost	$ 1,800,000	$ 1,600,000	1,200,000
Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	25.00%
Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	25.00%
Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	50.00%
Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms		1 year 9 months 18 days
Performance Share Units Without Market Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms	1 year 9 months 18 days
Performance Share Units Without Market Conditions | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	0.00%
Performance Share Units Without Market Conditions | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	200.00%
Performance Shares Units With Market Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms	1 year 8 months 12 days
Performance Shares Units With Market Conditions | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	0.00%
Performance Shares Units With Market Conditions | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage	200.00%
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)				4,913,119
Common stock, capital, remaining shares reserved for future issuance (in shares)	2,437,367
Share-based payment arrangement, amount capitalized	$ 12,500,000	$ 9,800,000
Fair value of awards	2,100,000	6,400,000	0
2023 Plan | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 7,900,000	$ 7,800,000	6,500,000
2015 And 2018 Plan | Investment Company, Dividend Distribution
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense			$ 21,000,000.0